Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Data
	Interest Income	Net Interest Income	Net Income	Basic Earnings per Common Share	Diluted Earnings per Common Share
2013
First quarter (1)(2)(5)	$11,287	$9,988	$1,913	$0.21	$0.21
Second quarter (1)(2)(3)	11,025	9,781	1,657	0.18	0.18
Third quarter (1)(2)	11,127	9,917	1,566	0.17	0.17
Fourth quarter (1)(2)(4)(6)	11,443	10,290	1,043	0.09	0.08
2012

First quarter (6)(7)(8)	$12,118	$10,445	$1,293	$0.13	$0.13
Second quarter (6)(7)(10)	11,757	10,146	936	0.08	0.08
Third quarter (6)(7)(8)	11,529	10,028	1,384	0.14	0.14
Fourth quarter (6)(7)(8)(9)	11,357	9,959	1,966	0.22	0.22

(1)	Interest income decreased as loans repriced downward.
(2)	Interest expense decreased as deposits repriced downward and the deposit mix shifted toward cheaper funding sources.
(3)	Net interest income and net income decreased due to reversed late charges.
(4)	Net interest income and net income increased due to increased loan volume.
(5)	Net income increased due to fees on tax refund program.
(6)	Net income decreased due to non cash charge to pension plan.
(6)	Interest income decreased as loans repriced downward.
(7)	Interest expense decreased as deposits repriced downward and the deposit mix shifted toward cheaper funding sources.
(8)	Net income increased due to a reduction in provision for loan losses.
(9)	Interest income decreased due to reversed income related to nonaccrual loans.
(10)	Net income decreased due to reserves for unfunded commitments.